TAXES BASED ON INCOME (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
TAXES BASED ON INCOME
U.S.	$ (36.2)	$ (125.7)	$ (81.8)
International	399.3	363.3	295.0
Income from continuing operations before taxes	$ 363.1	$ 237.6	$ 213.2